UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Elliott Davis Investment Advisory Services, LLC
Address:  124 Verdae Blvd. Suite 504
          Greenville, SC 29607

Form 13F File Number: 28-14719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Allen Gillespie
Title: Chief Operating Officer
Phone: (864) 288-2849

Signature, Place, and Date of Signing:

/s/ Allen Gillespie            Greenvillle, SC         8/10/12
---------------------------   -------------------    --------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-_________ ________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           60
                                         -----------

Form 13F Information Table Value Total:      70,138
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-_________ ________________________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                                 June 30, 2012

          COLUMN 1            COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE OF                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS              CUSIP     (X*$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
       --------------         --------             -----     ---------  ------- --- ---- ---------- --------  ----    ------   ----
APPLE INC                     COM               037833 10 0       929     1,590 SH          SOLE                 216           1,374
AT&T INC                      COM               00206R 10 2     1,004    28,141 SH          SOLE                 299          27,842
BANK OF AMERICA CORPORATION   COM               060505 10 4       197    24,034 SH          SOLE               3,868          20,166
BOSTON SCIENTIFIC CORP        COM               101137 10 7       106    18,638 SH          SOLE               6,060          12,578
BRISTOL MYERS SQUIBB CO       COM               110122 10 8       280     7,775 SH          SOLE                 167           7,608
CATERPILLAR INC DEL           COM               149123 10 1       444     5,232 SH          SOLE               1,911           3,319
CHEVRON CORP NEW              COM               166764 10 0       544     5,157 SH          SOLE                 289           4,868
COCA COLA CO                  COM               191216 10 0       412     5,272 SH          SOLE                 392           4,880
DISNEY WALT CO                COM DISNEY        254687 10 6       314     6,469 SH          SOLE                 500           5,969
DUKE ENERGY CORP NEW          COM               26441C 10 5       730    31,655 SH          SOLE               4,051          27,605
EXXON MOBIL CORP              COM               30231G 10 2     1,122    13,111 SH          SOLE               1,264          11,847
FORD MTR CO DEL               COM PAR $0.01     345370 86 0       108    11,234 SH          SOLE               1,100          10,134
GENERAL ELECTRIC CO           COM               369604 10 3       658    31,590 SH          SOLE               3,748          27,842
INTEL CORP                    COM               458140 10 0       494    18,524 SH          SOLE               5,197          13,327
INTERNATIONAL BUSINESS MACHS  COM               459200 10 1       496     2,538 SH          SOLE                 100           2,438
ISHARES TR                    IBOXX INV CPBD    464287 24 2       682     5,803 SH          SOLE                 891           4,912
ISHARES TR                    BARCLYS 1-3YR CR  464288 64 6       898     8,574 SH          SOLE               1,860           6,714
ISHARES TR                    BARCLYS 3-7 YR    464288 66 1       274     2,230 SH          SOLE                 410           1,820
ISHARES TR                    BARCLYS 7-10 YR   464287 44 0       622     5,765 SH          SOLE               1,480           4,285
ISHARES TR                    BARCLYS CR BD     464288 62 0       652     5,874 SH          SOLE               2,181           3,693
ISHARES TR                    BARCLYS INTER CR  464288 63 8       631     5,776 SH          SOLE               2,175           3,601
ISHARES TR                    BARCLYS TIPS BD   464287 17 6    10,688    89,292 SH          SOLE              16,720          72,572
ISHARES TR                    DJ SEL DIV INX    464287 16 8       984    17,518 SH          SOLE                 801          16,717
ISHARES TR                    JPMORGAN USD      464288 28 1       655     5,711 SH          SOLE                 652           5,059
ISHARES TR                    MSCI EAFE INDEX   464287 46 5       394     7,883 SH          SOLE                  50           7,833
ISHARES TR                    MSCI EMERG MKT    464287 23 4       300     7,663 SH          SOLE               3,685           3,978
ISHARES TR                    RUSSELL1000GRW    464287 61 4       583     9,225 SH          SOLE               1,196           8,029
ISHARES TR                    RUSSELL1000VAL    464287 59 8     1,051    15,403 SH          SOLE               1,383          14,020
ISHARES TR                    RUSL 2000 GROW    464287 64 8     1,533    16,755 SH          SOLE               3,750          13,005
ISHARES TR                    RUSL 2000 VALU    464287 63 0     1,772    25,174 SH          SOLE               4,118          21,055
ISHARES TR                    S&P SH NTL AMTFR  464288 15 8       994     9,300 SH          SOLE                               9,300
ISHARES TR                    S&P CITINT TBD    464288 11 7       552     5,623 SH          SOLE                 753           4,870
ISHARES TR                    S&PCITI1-3YRTB    464288 12 5       467     4,936 SH          SOLE                 772           4,164
JOHNSON & JOHNSON             COM               478160 10 4       589     8,714 SH          SOLE               1,168           7,546
MICROSOFT CORP                COM               594918 10 4       565    18,485 SH          SOLE               6,002          12,482
NEXTERA ENERGY INC            COM               65339F 10 1       247     3,592 SH          SOLE                               3,592
PEPSICO INC                   COM               713448 10 8       414     5,854 SH          SOLE                 549           5,305
PHILIP MORRIS INTL INC        COM               718172 10 9       299     3,430 SH          SOLE               2,257           1,173
POWERSHARES ETF TRUST         FINL PFD PTFL     73935X 22 9     6,610   367,217 SH          SOLE              79,907         287,310
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T 56 5       608    41,844 SH          SOLE                              41,844
POWERSHARES ETF TRUST II      SENIOR LN PORT    73936Q 76 9       531    21,763 SH          SOLE                 356          21,407
PROCTER & GAMBLE CO           COM               742718 10 9       474     7,744 SH          SOLE               1,478           6,266
PUTMAN HIGH INCOME SEC FUND   SHS BEN INT       746779 10 7       129    15,750 SH          SOLE              15,750
RYDEX ETF TRUST               GUG S&P500 PU GR  78355W 40 3     3,216    68,343 SH          SOLE              12,257          56,086
SCHLUMBERGER LTD              COM               806857 10 8       285     4,387 SH          SOLE               2,017           2,370
SOUTHERN CO                   COM               842587 10 7       362     7,822 SH          SOLE                               7,822
SPDR GOLD TRUST               GOLD SHS          78463V 10 7       251     1,617 SH          SOLE                 634             983
SPDR SERIES TRUST             S&P DIVID ETF     78464A 76 3       206     3,700 SH          SOLE               1,978           1,722
SPDR INDEX SHS FDS            S&P INTL ETF      78463X 77 2       759    17,038 SH          SOLE               1,189          15,849
SPDR SERIES TRUST             NUVN BR SHT MUNI  78464A 42 5     1,085    44,400 SH          SOLE                              44,400
SPECTRA ENERGY CORP           COM               847560 10 9       320    11,017 SH          SOLE               1,166           9,851
UNITED TECHNOLOGIES CORP      COM               913017 10 9       212     2,808 SH          SOLE                 200           2,608
VANGUARD BD INDEX FD INC      INTERMED TERM     921937 81 9       269     3,028 SH          SOLE                               3,028
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937 82 7       600     7,397 SH          SOLE               1,268           6,129
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937 83 5    13,900   164,726 SH          SOLE              31,257         133,469
VANGUARD INDEX FDS            VALUE ETF         922908 74 4     4,965    88,748 SH          SOLE              17,253          71,495
VERIZON COMMUNICATIONS INC    COM               92343V 10 4       516    11,619 SH          SOLE               1,417          10,202
WAL-MART STORES INC           COM               931142 10 3       203     2,912 SH          SOLE                               2,912
WISDOMTREE TRUST              EMG MKTS SMCAP    97717W 28 1       762    17,592 SH          SOLE                 977          16,615
YAHOO INC                     COM               984332 10 6       191    12,065 SH          SOLE               5,318           6,747